UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22038

Bear Stearns Active ETF Trust

(Exact name of registrant as specified in charter)

237 Park Ave. New York, NY 10017

(Address of principal executive offices) (Zip code)

Robert L. Young

Bear Stearns Asset Management, Inc.

237 Park Ave.

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-999-9160

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BEAR STEARNS CURRENT YIELD FUND

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2008

(UNAUDITED)

DESCRIPTION	MOODY’S / S&P	PAR (000’s)	FAIR VALUE
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS—12.0%

Federal Home Loan Mortgage Corporation—7.4%
6.500% 01/15/09	Aaa/AAA	$55	$55,099
5.500 10/15/25	Aaa/AAA	1,513	1,535,831
5.000 02/15/26	Aaa/AAA	559	560,954
5.000 03/15/26	Aaa/AAA	1,500	1,509,431

			3,661,315

Federal National Mortgage Association—4.6%
6.000 03/25/09	Aaa/AAA	212	212,932
4.500 03/25/16	Aaa/AAA	898	899,003
4.500 10/25/22	Aaa/AAA	304	304,226
5.500 04/25/28	Aaa/AAA	692	698,622
5.000 06/25/32	Aaa/AAA	175	174,929

			2,289,712

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
(Cost $5,963,260)			5,951,027

COMMERCIAL MORTGAGE-BACKED SECURITIES—7.4%
Banc of America Commercial Mortgage, Inc. Series 2000 7.197 09/15/32	Aaa/AAA	580	586,778
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 4.223 04/10/40	Aaa/AAA	1,018	1,003,236
LB-UBS Commercial Mortgage Trust Series 2004-C7 3.992 10/15/29	Aaa/AAA	1,000	979,766
Merrill Lynch Mortgage Investors Trust Series 1999-C1 7.560 11/15/31	Aaa‡/AAA	352	353,896
Nations Link Funding Corp. Series 1999-1 6.316 01/20/31	Aaa/AAA	126	125,805

DESCRIPTION	MOODY’S / S&P		PAR (000’s)	FAIR VALUE
Prudential Securities Secured Financing Corp. Series 2000-C1 7.727% 02/15/10	Aaa/AAA		$588	$596,340

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,609,838)				3,645,821

ASSET BACKED SECURITIES—17.7%
Automobiles—7.6%
Chase Manhattan Auto Owner Trust Series 06-A* 5.360 01/15/13	Aaa/AAA	‡	1,000	1,001,764
Ford Credit Auto Owner Trust Series 2006-C 5.160 11/15/10	Aaa/AAA		750	745,330
Harley Davidson Motorcycle Trust Series 2006-3 5.240 01/15/12	Aaa/AAA		452	451,173
Honda Auto Receivables Owner Trust Series 2005-2 4.150 10/15/10	Aaa/AAA		384	383,543
Nissan Auto Receivables Owner Trust Series 2005-B 4.180 10/15/10	Aaa/AAA		525	524,205
Nissan Auto Receivables Trust Series 2007-A 5.100 11/15/10	Aaa/AAA		450	451,186
USAA Auto Owner Trust Series 2007-2 5.040 04/15/10	Aaa/AAA		168	168,609

				3,725,810

Credit Card—10.1%
American Express Credit Account Master Trust Series 2004-3 4.350 12/15/11	Aaa/AAA		1,000	999,103

BEAR STEARNS CURRENT YIELD FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2008

(UNAUDITED)

DESCRIPTION	MOODY’S / S&P	PAR (000’s)	FAIR VALUE
Credit Card—10.1% (continued)
Chase Issuance Trust Series 2005-A5 (a)* 2.510% 10/15/08	Aaa/AAA	$1,000	$991,856
Citibank Credit Card Issuance Trust Series 2006-A5 (a) 5.300 11/20/08	Aaa/AAA	1,000	1,004,644
Discover Card Master Trust I Series 2005-3 (a) 2.510 10/15/08	Aaa/AAA	1,000	998,492
MBNA Master Credit Card Trust Series 1999-B 5.900 08/15/11	Aaa/AAA	1,000	1,006,575

			5,000,670

TOTAL ASSET BACKED SECURITIES
(Cost $8,801,515)			8,726,480

CORPORATE BONDS—25.8%
Banks—3.3%
Bank of America Corp. (a) 3.889 12/29/08	Aa2/AA-	1,670	1,637,959

Diversified Financial Services—11.4%
Caterpillar Financial Services Corp. (a) 2.867 11/18/08	A2/A	1,450	1,448,189
Goldman Sachs Group, Inc. (The) (a) 4.069 12/29/08	Aa3/AA-	1,000	892,452
John Deere Capital Corp. (a) 3.261 11/26/08	A2/A	1,000	1,000,180
Merrill Lynch & Co., Inc. (a) 2.839 10/23/08	A2/A	1,400	1,396,995

DESCRIPTION	MOODY’S / S&P	PAR (000’s)	FAIR VALUE
Morgan Stanley (a) 2.913% 11/10/08	A1/A+	$1,000	$871,578

			5,609,394

Insurance—3.0%
Pricoa Global Funding I 144A (a) 2.845 10/27/08	Aa3/AA	1,500	1,489,145

Oil & Gas—6.1%
BP Capital Markets PLC (United Kingdom) (a) 3.026 12/17/08	Aa1/AA	1,500	1,499,240
ConocoPhillips Australia Funding Co. (a) 2.891 10/09/08	A1/A	1,500	1,485,513

			2,984,753

Savings & Loans—2.0%
Wachovia Mortgage FSB (a) 2.843 11/10/08	Aa2/AA-	1,000	994,819

TOTAL CORPORATE BONDS
(Cost $12,964,664)			12,716,070

U.S. GOVERNMENT OBLIGATIONS—36.4%
Discount Notes—36.4%
Federal Home Loan Bank
0.500 10/01/08 (a)	P-1/A1+	3,253	3,252,910
0.500 10/02/08 (a)	P-1/A1+	13,700	13,699,556
2.403 10/15/08 (a)	P-1/A1+	1,000	998,992

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $17,951,887)			17,951,458

BEAR STEARNS CURRENT YIELD FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

SEPTEMBER 30, 2008

(UNAUDITED)

FAIR VALUE
TOTAL INVESTMENTS—99.3%
(COST $49,291,164)	$48,990,856
OTHER ASSETS IN EXCESS OF LIABILITIES—0.7%	325,248

NET ASSETS—100.0%	$49,316,104

‡	Fitch rating provided.
*	Affiliated investment.
(a)	Adjustable rate security. Reset date provided. Percentage of adjustable rate securities to net assets is as follows:

U.S. Government Obligation	36.4%
Corporate Bonds	25.8
Asset-backed Securities	6.1

Total	68.3%

The cost and unrealized appreciation and depreciation in the value of the investments owned by the Bear Stearns Current Yield Fund (the “Fund”), as computed on a federal income tax basis are as follows:

Aggregate cost	$49,291,164

Gross unrealized appreciation	$41,412
Gross unrealized depreciation	(341,720)

Net unrealized depreciation	$(300,308)

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, including affiliated investments, please refer to the Fund’s most recent Semi-Annual report as of June 30, 2008.

The Fund utilized various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below as follows:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets are carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$48,990,856	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$48,990,856	—

*	Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2008.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bear Stearns Active ETF Trust

By:	/s/ Robert L. Young
Robert L. Young Principal Executive Officer

Date: November 24, 2008

By:	/s/ Frank J. Maresca
Frank J. Maresca Chief Financial Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young Principal Executive Officer

Date: November 24, 2008

By:	/s/ Frank J. Maresca
Frank J. Maresca Chief Financial Officer

Date: November 24, 2008